CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Debt Disclosure [Abstract]
Original issue discounts	$ 75,000	$ 0
Derivative liabilities	393,949	438,835
Amortization of debt discount interest expense	524,699	775,986
Accrued interest payable	$ 28,104	$ 28,104
Description of business activity	The Company transferred the above July 18, 2016 $3,500 note to loans payable as the note was no longer convertible. This was a result of an SEC action against the debt holder who was also a common stockholder.
Description of business activity	On August 9, 2022 the Company entered into a new convertible note for $750,000 with a one year maturity, interest rate of 12%, with a warrant (Warrant 1) to purchase 47,000,000 common shares with a five year maturity and an exercise price of $0.01, and an additional warrant (Warrant 2) to purchase 47,000,000 common shares with a five year maturity and an exercise price of $0.008 to be cancelled and extinguished if the note balance is $375,000 or less by February 9. 2023. The Company received $619,250 in cash proceeds, recorded an original issue discount of $75,000, recognized $393,949 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $55,750. The discount is amortized over the term of the loan. This note and related accrued interest have been fully repaid at February 28, 2023.
Description of business activity	the Company amended the January 27, 2021 agreement with the lender whereby the conversion rate was changed from $0.10 to $0.03 as a result of a dilutive issuance. This resulted a derivative discount of $438,835 and a loss on extinguishment of $360,125.
Description of business activity	holders of certain convertible notes payable elected to convert a total of $825,000 of principal and $71,955 accrued interest, and $1,750 of fees into 31,042,436 shares of common stock. No gain or loss was recognized on conversions as these conversions occurred within the terms of the agreement that provided for conversion.
Description of business activity	the conversion rate of the January 19, 2021 note included above was reduced to $0.027 due to the dilutive issuance provision in the January 19, 2021 agreement.